Annual Total Returns [BarChart] - Voya Solution 2060 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016	6.34%
2017	21.42%
2018	(10.76%)
2019	24.12%
2020	15.62%